RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the company entered into the transactions below with related parties. The ultimate parent of the company is Brookfield Corporation. Other related parties of the company represent Brookfield Corporation’s subsidiaries and operating entities.
Prior to the BBUC reorganization, the company’s consolidated financial statements include general corporate expenses of Brookfield Business Partners which were not historically allocated to the company’s operations. These expenses relate to management fees payable to Brookfield. These allocated expenses have been included as appropriate in the company’s consolidated statements of operating results. Key decision makers of the company are employees of Brookfield. However, the consolidated financial statements may not include all of the expenses that would have been incurred and may not reflect the company’s consolidated results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate the actual costs that would have been incurred had the company been a standalone business during the periods presented as this would depend on multiple factors, including organizational structure and infrastructure.
    Subsequent to the BBUC reorganization, the company is no longer allocated general corporate expenses of Brookfield Business Partners. Following the completion of the special distribution, the functions which the allocated general corporate expenses related to will be provided through the amended and restated Master Services Agreement, among the Service Recipients (as defined therein), Brookfield, the Service Providers (as defined therein) and others.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Business Partners pays a base management fee, referred to as the Base Management Fee, to the Service Providers equal to 0.3125% per quarter (1.25% annually) of the total capitalization of Brookfield Business Partners. For purposes of calculating the Base Management Fee, the total capitalization of Brookfield Business Partners is equal to the quarterly volume-weighted average trading price of an LP Unit on the principal stock exchange for the LP Units (based on trading volumes) multiplied by the number of LP Units outstanding at the end of the quarter (assuming full conversion of the Redemption-Exchange Units into LP Units of Brookfield Business Partners L.P.), plus the value of securities of the other service recipients (including the BBUC exchangeable shares) that are not held by Brookfield Business Partners, plus all outstanding debt with recourse to a service recipient, less all cash held by such entities.
The company reimburses Brookfield Business Partners for its proportionate share of the base management fee. The base management fee attributable to the company for the year ended December 31, 2022 was $15 million (2021: $24 million, 2020: $24 million). The expense related to the services received under the Master Services Agreement has been recorded as part of general and administrative expenses in the consolidated statements of operating results.
An integral part of the company’s strategy is to participate with institutional investors in Brookfield-sponsored private equity funds that target acquisitions that suit the group’s investment mandate. In the normal course of business, the group and institutional investors have made commitments to Brookfield-sponsored private equity funds, and in connection therewith, the group, together with institutional investors, has access to short-term financing using the private equity funds’ credit facilities to facilitate investments that Brookfield has determined to be in the group’s best interests.
Brookfield has entered into indemnity agreements with the company related to certain projects that were in place prior to the creation of Brookfield Business Partners. Under these indemnity agreements, Brookfield has agreed to indemnify or refund the company, as appropriate, for the receipt of payments relating to such projects.
Brookfield entered into an agreement to subscribe for up to $1.5 billion of 6% perpetual preferred equity securities of subsidiaries of the partnership (including subsidiaries of the company). As at December 31, 2022, the amount subscribed from the company was $nil and the amount subscribed from Brookfield Business Partners was $1,475 million. Brookfield will have the right to cause the company or Brookfield Business Partners to redeem the preferred securities at par to the extent of any net proceeds received by the company or Brookfield Business Partners from the issuance of equity, incurrence of indebtedness or sale of assets. Brookfield has the right to waive its redemption option.
As discussed in Note 1(b), prior to the special distribution, the company entered into two credit agreements with Brookfield Business Partners, one as borrower and one as lender, each providing for a 10-year revolving $1 billion credit facility to facilitate the movement of cash within the group. The credit facility permits the company to borrow up to $1 billion from Brookfield Business Partners and the other permits Brookfield Business Partners to borrow up to $1 billion from the company. Each credit facility contemplates potential deposit arrangements pursuant to which the lender thereunder would, with the consent of the borrower, deposit funds on a demand basis. As at December 31, 2022, the amount outstanding on deposit is $25 million receivable from Brookfield Business Partners included in accounts and other receivable, net (2021: $nil).
    In connection with the special distribution, Brookfield Business Partners provided the company an equity commitment in the amount of $2 billion. The equity commitment may be called by the company in exchange for the issuance of a number of class C shares or preferred shares, as the case may be, to Brookfield Business Partners, corresponding to the amount of the equity commitment called divided (i) in the case of a subscription for class C shares, by the volume-weighted average of the trading price for one exchangeable share on the principal stock exchange on which the exchangeable shares are listed for the five (5) days immediately preceding the date of the call, and (ii) in the case of a subscription for preferred shares, by $25.00 per share. The equity commitment will be available in minimum amounts of $10 million and the amount available under the equity commitment will be reduced permanently by the amount so called. Before funds may be called on the equity commitment, a number of conditions precedent must be met, including that Brookfield Business Partners continues to control the company and has the ability to elect a majority of the Board of Directors.
From time to time, Brookfield may place funds on deposit with Brookfield Business Partners and the company, on terms approved by the independent directors of the company. Interest earned or incurred on such deposits is at market terms. As at December 31, 2022, the net deposit from Brookfield was $nil and the company incurred interest expense of $nil for the year ended December 31, 2022 on these deposits.
    A wholly-owned subsidiary of the company fully and unconditionally guaranteed the obligations of Brookfield Business Partners under Brookfield Business Partners’ $2.3 billion bilateral credit facilities with global banks and its $1 billion revolving acquisition credit facility with Brookfield.
As at December 31, 2022, the company had a loan payable of $228 million to Brookfield Business Partners included in accounts payable and other, and a loan receivable from Brookfield of approximately $460 million included in accounts and other receivable, net. The loan payable is non-interest bearing and payable on demand, and the loan receivable accrues interest at the company’s cost of capital and is due on demand.
Inclusive of those described above, the following table summarizes the transactions the company has entered into with related parties for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(US$ MILLIONS)	2022	2021	2020
Transactions during the period
Revenues (1)	$220	$418	$609
Interest income	11	—	—
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(1)The company provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2022	December 31, 2021
Balances at end of period:
Accounts and other receivable, net	$602	$106
Accounts payable and other (1)	269	1,865
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(1)On November 29 2021, the company issued a non-interest bearing demand promissory note of $1,860 million to a subsidiary of the partnership in connection with the BBUC reorganization, which was settled on March 15, 2022 as part of the special distribution. See Note 1 for additional details.